DERIVATIVE INSTRUMENTS HEDGING AND NON-HEDGING ACTIVITIES (Details Textual) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Accrued interest receivable	$ 1,009,688	$ 189,364
Accrued interest payable	108,167	65,820
Linked Tansactions [Member]
Accrued interest receivable	21,207	16,949
Accrued interest payable	$ 71,881	$ 34,737